UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02589

Investment Company Act File Number
Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)
December 31

Date of Fiscal Year End
September 30, 2010

Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Tax-Managed Growth Fund 1.0 as of September 30, 2010 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2010, the value of the Fund’s investment in the Portfolio was $612,405,658 and the Fund owned 7.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 4.4%
Boeing Co. (The)	960,677	$63,923,447
General Dynamics Corp.	473,021	29,710,449
Honeywell International, Inc.	293,134	12,880,308
Lockheed Martin Corp.	19,800	1,411,344
Northrop Grumman Corp.	43,336	2,627,462
Raytheon Co.	58,153	2,658,174
Rockwell Collins, Inc.	147,928	8,616,806
United Technologies Corp.	3,660,141	260,711,843

		$382,539,833

Air Freight & Logistics — 2.1%
FedEx Corp.	904,937	$77,372,114
United Parcel Service, Inc., Class B	1,489,113	99,308,946

		$176,681,060

Auto Components — 0.3%
Johnson Controls, Inc.	739,655	$22,559,477
WABCO Holdings, Inc.(1)	1,156	48,483

		$22,607,960

Automobiles — 0.0%
DaimlerChrysler AG(1)	17,284	$1,094,077
Harley-Davidson, Inc.	16,800	477,792

		$1,571,869

Beverages — 5.4%
Brown-Forman Corp., Class A	393,146	$24,202,068
Brown-Forman Corp., Class B	156,213	9,628,969
Coca-Cola Co. (The)	2,701,577	158,096,286
Coca-Cola Enterprises, Inc.	31,501	976,531
Molson Coors Brewing Co., Class B	186,000	8,782,920
PepsiCo, Inc.	3,912,963	259,977,262

		$461,664,036

Biotechnology — 1.9%
Amgen, Inc.(1)	2,812,810	$155,013,959
Biogen Idec, Inc.(1)	10,583	593,918
Genzyme Corp.(1)	22,471	1,590,722
Gilead Sciences, Inc.(1)	246,207	8,767,431

		$165,966,030

Capital Markets — 3.8%
Ameriprise Financial, Inc.	74,034	$3,504,029
Bank of New York Mellon Corp. (The)	869,512	22,720,349
Charles Schwab Corp. (The)	718,360	9,985,204
E*Trade Financial Corp.(1)	4,593	66,782
Federated Investors, Inc., Class B	31,821	724,246
Franklin Resources, Inc.	539,468	57,669,129
Goldman Sachs Group, Inc. (The)	557,466	80,598,434
Legg Mason, Inc.	96,941	2,938,282
Morgan Stanley	2,821,542	69,635,657
Northern Trust Corp.	715,649	34,522,908
Piper Jaffray Cos., Inc.(1)	400	11,652
State Street Corp.	529,119	19,926,621
T. Rowe Price Group, Inc.	323,743	16,208,193

Security	Shares	Value
UBS AG(1)	64,163	$1,092,696
Waddell & Reed Financial, Inc., Class A	273,635	7,486,654

		$327,090,836

Chemicals — 1.1%
Ashland, Inc.	30,391	$1,482,169
Dow Chemical Co. (The)	152,627	4,191,137
E.I. Du Pont de Nemours & Co.	933,833	41,667,628
Ecolab, Inc.	380,814	19,322,502
Monsanto Co.	24,993	1,197,915
PPG Industries, Inc.	4,400	320,320
Sigma-Aldrich Corp.	375,541	22,675,166

		$90,856,837

Commercial Banks — 2.8%
Bank of Montreal	33,047	$1,908,464
BB&T Corp.	984,623	23,709,722
Comerica, Inc.	230,933	8,579,161
Fifth Third Bancorp	1,280,030	15,398,761
First Horizon National Corp.(1)	21,749	248,152
HSBC Holdings PLC	220,592	2,236,579
HSBC Holdings PLC ADR	35,973	1,819,874
KeyCorp	123,218	980,815
M&T Bank Corp.	17,293	1,414,740
Marshall & Ilsley Corp.	157,890	1,111,546
PNC Financial Services Group, Inc.	111,468	5,786,304
Regions Financial Corp.	250,097	1,818,205
Royal Bank of Canada	148,562	7,744,537
Societe Generale	492,017	28,449,838
SunTrust Banks, Inc.	269,585	6,963,381
Synovus Financial Corp.	52,977	130,323
Toronto-Dominion Bank	17,915	1,294,538
Trustmark Corp.	102,713	2,232,981
U.S. Bancorp	2,819,278	60,952,790
Wells Fargo & Co.	2,681,998	67,398,610
Westamerica Bancorporation	1,968	107,236
Zions Bancorporation	63,405	1,354,331

		$241,640,888

Commercial Services & Supplies — 0.1%
Avery Dennison Corp.	56,594	$2,100,769
Cintas Corp.	61,531	1,695,179
Pitney Bowes, Inc.	15,870	339,301
Waste Management, Inc.	108,828	3,889,513

		$8,024,762

Communications Equipment — 4.0%
Cisco Systems, Inc.(1)	6,898,231	$151,071,259
Juniper Networks, Inc.(1)	109,780	3,331,823
Motorola, Inc.(1)	1,148,557	9,797,191
Nokia Oyj ADR	1,721,613	17,267,778
QUALCOMM, Inc.	3,122,231	140,875,063
Telefonaktiebolaget LM Ericsson ADR	1,750,000	19,197,500

		$341,540,614

Computers & Peripherals — 5.5%
Apple, Inc.(1)	326,406	$92,617,703
Dell, Inc.(1)	4,030,315	52,232,882
EMC Corp.(1)	2,586,992	52,541,808
Hewlett-Packard Co.	1,065,339	44,818,812
International Business Machines Corp.	1,589,137	213,166,837

Security	Shares	Value
Lexmark International, Inc., Class A(1)	9,624	$429,423
NetApp, Inc.(1)	417,589	20,791,756

		$476,599,221

Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	64,781	$2,507,025

		$2,507,025

Construction Materials — 0.0%
Vulcan Materials Co.	22,102	$816,006

		$816,006

Consumer Finance — 0.7%
American Express Co.	789,305	$33,174,489
Capital One Financial Corp.	174,032	6,882,966
Discover Financial Services	1,105,050	18,432,234
SLM Corp.(1)	10,200	117,810

		$58,607,499

Containers & Packaging — 0.1%
Bemis Co., Inc.	133,186	$4,228,655
Temple-Inland, Inc.	90,660	1,691,716

		$5,920,371

Distributors — 0.1%
Genuine Parts Co.	188,424	$8,401,826

		$8,401,826

Diversified Consumer Services — 0.0%
Apollo Group, Inc., Class A(1)	10,812	$555,196
H&R Block, Inc.	22,181	287,244

		$842,440

Diversified Financial Services — 2.0%
Bank of America Corp.	3,426,097	$44,916,132
Citigroup, Inc.(1)	50,008	195,031
CME Group, Inc.	22,581	5,881,221
ING Groep NV ADR(1)	191,170	1,967,139
IntercontinentalExchange, Inc.(1)	13,162	1,378,325
JPMorgan Chase & Co.	3,018,238	114,904,321
Moody’s Corp.	179,602	4,486,458

		$173,728,627

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,108,244	$31,695,778
CenturyLink, Inc.	4,871	192,210
Deutsche Telekom AG ADR	50,092	682,754
Frontier Communications Corp.	34,263	279,929
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	4,225,578
Verizon Communications, Inc.	386,046	12,581,239
Windstream Corp.	130,837	1,607,987

		$51,265,475

Electric Utilities — 0.0%
Duke Energy Corp.	47,340	$838,392
Exelon Corp.	9,202	391,821
Southern Co.	68,451	2,549,115

		$3,779,328

Electrical Equipment — 1.5%
Emerson Electric Co.	2,255,879	$118,794,588
Rockwell Automation, Inc.	125,000	7,716,250

		$126,510,838

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.(1)	456,447	$15,231,636
Corning, Inc.	2,838,521	51,888,164
Flextronics International, Ltd.(1)	161,054	972,766
National Instruments Corp.	35,783	$1,168,673
Tyco Electronics, Ltd.	9,230	269,701

		$69,530,940

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	136,681	$5,822,611
Halliburton Co.	846,351	27,988,828
Schlumberger, Ltd.	1,175,550	72,425,635
Transocean, Ltd.(1)	75,667	4,864,631

		$111,101,705

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	873,262	$56,316,666
CVS Caremark Corp.	1,767,265	55,615,830
Kroger Co. (The)	35,843	776,359
Safeway, Inc.	177,879	3,763,920
Sysco Corp.	1,057,557	30,161,526
Wal-Mart Stores, Inc.	1,980,219	105,981,321
Walgreen Co.	352,078	11,794,613

		$264,410,235

Food Products — 3.0%
Archer-Daniels-Midland Co.	1,490,873	$47,588,666
Campbell Soup Co.	54,780	1,958,385
ConAgra Foods, Inc.	3,600	78,984
General Mills, Inc.	41,584	1,519,479
H.J. Heinz Co.	75,878	3,594,341
Hershey Co. (The)	510,713	24,304,832
Kraft Foods, Inc., Class A	227,987	7,035,679
Nestle SA	2,750,000	146,595,329
Sara Lee Corp.	1,754,706	23,565,701
Unilever NV	72,175	2,156,589

		$258,397,985

Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	210,922	$10,063,088
Becton, Dickinson and Co.	63,708	4,720,763
Boston Scientific Corp.(1)	36,529	223,923
CareFusion Corp.(1)	108,138	2,686,148
Covidien PLC	192,307	7,728,818
Hospira, Inc.(1)	18,564	1,058,334
Medtronic, Inc.	1,660,950	55,774,701
St. Jude Medical, Inc.(1)	66,365	2,610,799
Stryker Corp.	142,732	7,143,736
Zimmer Holdings, Inc.(1)	233,911	12,240,563

		$104,250,873

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	473,884	$14,529,283
Cardinal Health, Inc.	216,467	7,152,070
CIGNA Corp.	46,467	1,662,589
Express Scripts, Inc.(1)	281,972	13,732,036
Henry Schein, Inc.(1)	666,737	39,057,454
McKesson Corp.	6,462	399,222
Medco Health Solutions, Inc.(1)	134,594	7,006,964
PharMerica Corp.(1)	19,678	187,531

Security	Shares	Value
UnitedHealth Group, Inc.	99,570	$3,495,903
WellPoint, Inc.(1)	53,673	3,040,039

		$90,263,091

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	533,768	$20,395,275
International Game Technology	459,500	6,639,775
Interval Leisure Group, Inc.(1)	85,966	1,157,962
Marriott International, Inc., Class A	401,544	14,387,322
McDonald’s Corp.	860,566	64,120,773
Starbucks Corp.	2,222,271	56,845,692
Yum! Brands, Inc.	210,518	9,696,459

		$173,243,258

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$4,637,351
Fortune Brands, Inc.	117,078	5,763,750
Leggett & Platt, Inc.	263,428	5,995,621
Newell Rubbermaid, Inc.	49,838	887,615

		$17,284,337

Household Products — 1.9%
Clorox Co. (The)	27,272	$1,820,679
Colgate-Palmolive Co.	588,575	45,237,874
Energizer Holdings, Inc.(1)	27,000	1,815,210
Kimberly-Clark Corp.	520,234	33,841,222
Procter & Gamble Co.	1,363,650	81,778,090

		$164,493,075

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	93,180	$1,057,593

		$1,057,593

Industrial Conglomerates — 2.0%
3M Co.	869,456	$75,390,530
General Electric Co.	5,933,858	96,425,192
Textron, Inc.	33,277	684,175
Tyco International, Ltd.	22,764	836,122

		$173,336,019

Insurance — 3.0%
Aegon NV ADR(1)	5,136,862	$30,769,803
Aflac, Inc.	120,924	6,252,980
Allstate Corp. (The)	60,964	1,923,414
AON Corp.	26,152	1,022,805
Berkshire Hathaway, Inc., Class A(1)	672	83,664,000
Berkshire Hathaway, Inc., Class B(1)	940,694	77,776,580
Chubb Corp.	24,930	1,420,761
Cincinnati Financial Corp.	179,991	5,192,740
Hartford Financial Services Group, Inc.	10,762	246,988
Manulife Financial Corp.	69,765	881,132
Marsh & McLennan Cos., Inc.	24,256	585,055
Old Republic International Corp.	164,555	2,279,087
Progressive Corp.	1,175,478	24,532,226
Torchmark Corp.	252,479	13,416,734
Travelers Companies, Inc. (The)	77,876	4,057,339

		$254,021,644

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	59,077	$9,278,634
Expedia, Inc.	119,213	3,362,999

Security	Shares	Value
HSN, Inc.(1)	60,017	$1,794,508
Liberty Media Corp. - Interactive, Class A(1)	11,902	163,176

		$14,599,317

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(1)	200,000	$10,036,000
AOL, Inc.(1)	38,254	946,786
eBay, Inc.(1)	1,260,217	30,749,295
Google, Inc., Class A(1)	199,296	104,787,844
IAC/InterActiveCorp(1)	13,368	351,177
VeriSign, Inc.(1)	14,758	468,419

		$147,339,521

IT Services — 2.6%
Accenture PLC, Class A	2,738,000	$116,337,620
Automatic Data Processing, Inc.	1,339,373	56,293,847
Broadridge Financial Solutions, Inc.	11,452	261,908
DST Systems, Inc.	600	26,904
Fidelity National Information Services, Inc.	79,251	2,150,080
Fiserv, Inc.(1)	47,355	2,548,646
Paychex, Inc.	757,686	20,828,788
Total System Services, Inc.	32,405	493,852
Western Union Co.	1,158,385	20,468,663

		$219,410,308

Leisure Equipment & Products — 0.0%
Mattel, Inc.	22,565	$529,375

		$529,375

Life Sciences Tools & Services — 0.0%
Life Technologies Corp.(1)	67,580	$3,155,310
Thermo Fisher Scientific, Inc.(1)	18,700	895,356

		$4,050,666

Machinery — 3.2%
Caterpillar, Inc.	121,835	$9,585,978
Danaher Corp.	44,761	1,817,744
Deere & Co.	2,623,301	183,053,944
Dover Corp.	501,284	26,172,037
Illinois Tool Works, Inc.	1,182,752	55,612,999
Parker Hannifin Corp.	30,763	2,155,256

		$278,397,958

Media — 2.9%
Ascent Media Corp., Class A(1)	755	$20,166
CBS Corp., Class B	79,463	1,260,283
Comcast Corp., Class A	216,991	3,923,197
Comcast Corp., Special Class A	1,957,333	33,294,234
DIRECTV, Class A(1)	30,225	1,258,267
Discovery Communications, Inc., Class A(1)	7,555	329,020
Discovery Communications, Inc., Class C(1)	7,555	288,525
Gannett Co., Inc.	5,643	69,014
Liberty Global, Inc., Series A(1)	2,381	73,359
Liberty Global, Inc., Series C(1)	2,382	72,794
Liberty Media Corp. - Capital, Class A(1)	7,556	393,365
Liberty Media Corp. - Starz, Series A(1)	3,022	196,067
Live Nation, Inc.(1)	118,862	1,174,357
McGraw-Hill Cos., Inc. (The)	294,933	9,750,485
New York Times Co. (The), Class A(1)	5,269	40,782
News Corp., Class A	97	1,267
Omnicom Group, Inc.	248,958	9,828,862
Time Warner Cable, Inc.	125,310	6,765,487
Time Warner, Inc.	495,164	15,176,777

Security	Shares	Value
Viacom, Inc., Class B	83,155	$3,009,380
Walt Disney Co. (The)	4,867,531	161,163,951
Washington Post Co., Class B	1,500	599,115
WPP PLC, ADR	42,292	2,354,396

		$251,043,150

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$638,924
Freeport-McMoRan Copper & Gold, Inc.	225,000	19,212,750
Nucor Corp.	230,000	8,786,000

		$28,637,674

Multiline Retail — 1.4%
Macy’s, Inc.	94,265	$2,176,579
Sears Holdings Corp.(1)	795	57,351
Target Corp.	2,290,940	122,427,834

		$124,661,764

Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	3,357,351	$191,536,875
Apache Corp.	2,145,162	209,711,037
BP PLC ADR	218,538	8,997,209
Chevron Corp.	628,024	50,901,345
ConocoPhillips	392,631	22,548,798
Devon Energy Corp.	568,771	36,822,235
Exxon Mobil Corp.	2,332,890	144,149,273
Hess Corp.	35,579	2,103,431
Marathon Oil Corp.	177,334	5,869,755
Murphy Oil Corp.	78,679	4,871,804
Royal Dutch Shell PLC ADR, Class A	103,442	6,237,553
Royal Dutch Shell PLC ADR, Class B	9,594	564,031
Spectra Energy Corp.	15,677	353,516
Williams Cos., Inc.	2,000	38,220

		$684,705,082

Paper & Forest Products — 0.0%
Neenah Paper, Inc.	975	$14,820
Weyerhaeuser Co.	11,615	183,052

		$197,872

Personal Products — 0.0%
Estee Lauder Cos., Inc., Class A	13,035	$824,203

		$824,203

Pharmaceuticals — 9.9%
Abbott Laboratories	3,346,867	$174,840,332
Allergan, Inc.	82,466	5,486,463
Bristol-Myers Squibb Co.	1,864,424	50,544,535
Eli Lilly & Co.	1,645,396	60,106,316
GlaxoSmithKline PLC ADR	447,876	17,700,060
Johnson & Johnson	3,040,065	188,362,427
King Pharmaceuticals, Inc.(1)	152,305	1,516,958
Merck & Co., Inc.	2,310,240	85,039,934
Novo Nordisk A/S ADR	270,122	26,590,810
Pfizer, Inc.	8,918,972	153,138,749
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	88,191,986

		$851,518,570

Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A(1)	56,500	$724,895
Forestar Real Estate Group, Inc.(1)	30,220	515,251

		$1,240,146

Security	Shares	Value
Road & Rail — 0.1%
Norfolk Southern Corp.	11,497	$684,186
Union Pacific Corp.	132,257	10,818,623

		$11,502,809

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	560,289	$17,581,869
Applied Materials, Inc.	1,065,614	12,446,372
Broadcom Corp., Class A	947,800	33,542,642
Cypress Semiconductor Corp.(1)	52,742	663,494
Intel Corp.	10,715,386	206,056,873
KLA-Tencor Corp.	142,310	5,013,581
Linear Technology Corp.	123,388	3,791,713
Maxim Integrated Products, Inc.	223,099	4,129,563
NVIDIA Corp.(1)	134,500	1,570,960
Texas Instruments, Inc.	547,287	14,853,369
Verigy, Ltd.(1)	597	4,854
Xilinx, Inc.	24,607	654,792

		$300,310,082

Software — 3.4%
Activision Blizzard, Inc.	846,350	$9,157,507
Adobe Systems, Inc.(1)	409,776	10,715,642
CA, Inc.	45,408	959,017
Electronic Arts, Inc.(1)	21,405	351,684
Microsoft Corp.	3,210,367	78,621,888
Oracle Corp.	6,960,842	186,898,608
Symantec Corp.(1)	186,371	2,827,248

		$289,531,594

Specialty Retail — 2.8%
Best Buy Co., Inc.	148,536	$6,064,725
Gap, Inc. (The)	89,138	1,661,532
Home Depot, Inc.	3,935,721	124,683,641
Limited Brands, Inc.	41,877	1,121,466
Lowe’s Companies, Inc.	1,003,622	22,370,735
Sherwin-Williams Co. (The)	500	37,570
Staples, Inc.	256,089	5,357,382
TJX Companies, Inc. (The)	1,701,405	75,933,705

		$237,230,756

Textiles, Apparel & Luxury Goods — 2.9%
Coach, Inc.	10,800	$463,968
Hanesbrands, Inc.(1)	236,598	6,118,424
NIKE, Inc., Class B	3,058,444	245,103,702

		$251,686,094

Thrifts & Mortgage Finance — 0.0%
Tree.com, Inc.(1)	13,436	$88,006

		$88,006

Tobacco — 0.2%
Altria Group, Inc.	249,178	$5,985,255
Philip Morris International, Inc.	255,585	14,317,872

		$20,303,127

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	22,000	$1,173,260
Sprint Nextel Corp.(1)	135,160	625,791

Security	Shares	Value
Vodafone Group PLC ADR	258,791	$6,420,605

		$8,219,656

Total Common Stocks (identified cost $6,680,945,300)		$8,536,581,866

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.	166	$124

Total Preferred Stocks (identified cost $4,929)		$124

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%, 10/1/10(3)	$53,647	$53,646,557

Total Short-Term Investments (identified cost $53,646,557)		$53,646,557

Total Investments — 99.8% (identified cost $6,751,222,855)		$8,590,228,547

Other Assets, Less Liabilities — 0.2%		$15,722,663

Net Assets — 100.0%		$8,605,951,210

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 was $71,868 and $0, respectively.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,751,260,573

Gross unrealized appreciation	$6,602,971,200
Gross unrealized depreciation	(4,764,003,226)

Net unrealized appreciation	$1,838,967,974

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,103,616,093	$—		$—	$1,103,616,093
Consumer Staples	1,023,497,332	146,595,329		—	1,170,092,661
Energy	795,806,787	—		—	795,806,787
Financials	1,025,914,281	30,686,417		—	1,056,600,698
Health Care	1,216,049,230	—		—	1,216,049,230
Industrials	1,159,548,787	—		—	1,159,548,787
Information Technology	1,844,262,280	—		—	1,844,262,280
Materials	126,283,278	—		—	126,283,278
Telecommunication Services	59,485,131	—		0	59,485,131
Utilities	4,836,921	—		—	4,836,921

Total Common Stocks	$8,359,300,120	$177,281,746	*	$0	$8,536,581,866

Convertible Preferred Stocks	—	—		0	0
Preferred Stocks	124	—		—	124
Short-Term Investments	—	53,646,557		—	53,646,557

Total Investments	$8,359,300,244	$230,928,303		$0	$8,590,228,547

Total	$8,359,300,244	$230,928,303		$0	$8,590,228,547

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended September 30, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at September 30, 2010 and December 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2010